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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   August 13, 2010
------------------   ----------------------   ---------------
   [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           95
Form 13F Information Table Value Total:     $177,269
                                          (thousands)

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc. c CONV             000886AE1     2132  2600000 PRN      Sole                  2600000
Alliant Techsystems Inc. cv. s CONV             018804AM6     1952  2000000 PRN      Sole                  2000000
Amylin Pharmaceuticals, Inc. c CONV             032346AF5     1702  2000000 PRN      Sole                  2000000
Anixter International, Inc. sr CONV             035290AJ4     2056  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      457   500000 PRN      Sole                   500000
Annaly Capital Management, Inc CONV             035710AA0     2575  2500000 PRN      Sole                  2500000
Blackboard Inc. cv. sr. notes  CONV             091935AA4     2985  3000000 PRN      Sole                  3000000
CEMEX, S.A.B. de C.V. cv. sub. CONV             151290AU7     1987  2000000 PRN      Sole                  2000000
CSG Systems International, Inc CONV             126349AC3     1945  2000000 PRN      Sole                  2000000
Central European Distribution  CONV             153435AA0     1677  2000000 PRN      Sole                  2000000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2110  2000000 PRN      Sole                  2000000
Charles River Laboratories Int CONV             159864AB3     1922  2000000 PRN      Sole                  2000000
China Medical Technologies, In CONV             169483AC8     1987  3000000 PRN      Sole                  3000000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9     1922  1500000 PRN      Sole                  1500000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     2187  2000000 PRN      Sole                  2000000
Comtech Telecommunications Cor CONV             205826AE0     2070  2000000 PRN      Sole                  2000000
Corporate Office Properties, L CONV             22003BAC0      957  1000000 PRN      Sole                  1000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     3264  3500000 PRN      Sole                  3500000
Dryships, Inc. cv. sr. notes   CONV             262498AB4     1482  2000000 PRN      Sole                  2000000
EMC Corp. cv. sr. notes        CONV             268648AM4     3559  2800000 PRN      Sole                  2800000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1271  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAA4     1900  2000000 PRN      Sole                  2000000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     2326  2300000 PRN      Sole                  2300000
Equinix, Inc. cv. sub. notes   CONV             29444UAH9     2232  1880000 PRN      Sole                  1880000
Euronet Worldwide, Inc. cv. de CONV             298736AE9      467   500000 PRN      Sole                   500000
Euronet Worldwide, Inc. cv. de CONV             298736AF6     1870  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1723  1700000 PRN      Sole                  1700000
Finisar Corporation cv. sr. no CONV             31787AAJ0     1550  1000000 PRN      Sole                  1000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     2252  2000000 PRN      Sole                  2000000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     1600  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     2704  3000000 PRN      Sole                  3000000
Integra LifeSciences Holdings  CONV             457985AH2     2025  2134000 PRN      Sole                  2134000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1584  1400000 PRN      Sole                  1400000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2387  2500000 PRN      Sole                  2500000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     1917  2000000 PRN      Sole                  2000000
Kaiser Aluminum Corp. cv. sr.  CONV             483007AA8     1906  2000000 PRN      Sole                  2000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     2902  3000000 PRN      Sole                  3000000
Knight Capital Group, Inc. cas CONV             499005AD8     1823  2000000 PRN      Sole                  2000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     2914  3000000 PRN      Sole                  3000000
Lehman Brothers Holdings, Inc. CONV             524908PL8      465  3000000 PRN      Sole                  3000000
Lexington Realty Trust cv. gua CONV             529043AA9     1990  2000000 PRN      Sole                  2000000
LifePoint Hospitals, Inc. cv.  CONV             53219LAH2     1857  2000000 PRN      Sole                  2000000
MGM MIRAGE cv. sr. notes 144A  CONV             552953BR1     1592  2000000 PRN      Sole                  2000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     2329  2177000 PRN      Sole                  2177000
Microsoft Corporation cv. sr.  CONV             594918AE4      991  1000000 PRN      Sole                  1000000
Millipore Corp. cv. sr. notes  CONV             601073AD1     1881  1500000 PRN      Sole                  1500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1440  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2     3000  3000000 PRN      Sole                  3000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0     1290  1000000 PRN      Sole                  1000000
NII Holdings, Inc. cv. notes   CONV             62913FAF9     2007  2000000 PRN      Sole                  2000000
National Financial Partners Co CONV             63607PAB5     1900  2000000 PRN      Sole                  2000000
Nuance Communications, Inc. sr CONV             67020YAB6     4200  4000000 PRN      Sole                  4000000
Oil States International, Inc. CONV             678026AB1     2180  1600000 PRN      Sole                  1600000
Old Republic International cv. CONV             680223AF1     3577  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      708   850000 PRN      Sole                   850000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1397  1500000 PRN      Sole                  1500000
Owens-Brockway Glass Container CONV             69073TAQ6     1847  2000000 PRN      Sole                  2000000
Regis Corp. cv. sr. notes      CONV             758932AA5     1815  1500000 PRN      Sole                  1500000
Rovi Corp. cv. sr. notes 144A  CONV             779376AA0     2045  2000000 PRN      Sole                  2000000
SAVVIS, Inc. cv. sr. notes     CONV             805423AA8     3780  4000000 PRN      Sole                  4000000
SBA Communications Corp. cv. s CONV             78388JAN6     1010  1000000 PRN      Sole                  1000000
SBA Communications Corp. cv. s CONV             78388JAM8     2565  2000000 PRN      Sole                  2000000
Salesforce.com Inc. cv. sr. no CONV             79466LAA2     1742  1500000 PRN      Sole                  1500000
SonoSite Inc. cv. sr. notes    CONV             83568GAA2     2256  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2580  3000000 PRN      Sole                  3000000
SunPower Corporation sr. cash  CONV             867652AD1     1162  1500000 PRN      Sole                  1500000
Sybase, Inc. cv. sr. notes 144 CONV             871130AC4     2950  2000000 PRN      Sole                  2000000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     3450  3000000 PRN      Sole                  3000000
Titan International, Inc. sr.  CONV             888305AA7     2377  2000000 PRN      Sole                  2000000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     1851  1500000 PRN      Sole                  1500000
United States Steel Corp. cv.  CONV             912909AE8      702   500000 PRN      Sole                   500000
Verenium Corp. cv. sr. secured CONV             92340PAB6      265   674000 PRN      Sole                   674000
Xilinx, Inc. cv. sr. notes 144 CONV             983919AE1      509   500000 PRN      Sole                   500000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702      921    15000 SH       Sole                    15000
Amerivon Holdings LLC series A PFD CV           898876107     1495  1125390 SH       Sole                  1125390
Bank of America Corp. 7.25% no PFD CV           060505682     1816     2000 SH       Sole                     2000
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204      481    25000 SH       Sole                    25000
Chesapeake Energy 4.5% cum. cv PFD CV           165167842     2667    32720 SH       Sole                    32720
Chesapeake Energy 5% cv. pfd.  PFD CV           165167826      817    10000 SH       Sole                    10000
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2208    48000 SH       Sole                    48000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     3258     3500 SH       Sole                     3500
Whiting Petroleum Corp. perp.  PFD CV           966387201     1937    10000 SH       Sole                    10000
2009 Dole Food ACES Trust 7% 1 PFD CV           90213B208     2819   260000 SH       Sole                   260000
BeazerHomesUSA, Inc. 7.25% Tan PFD CV           07556Q501      642    35000 SH       Sole                    35000
Citigroup Inc. 7.5% T-DECS     PFD CV           172967416     1977    17500 SH       Sole                    17500
Great Plains Energy eq. units  PFD CV           911648038     2390    40000 SH       Sole                    40000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      387   100000 SH       Sole                   100000
Merrill Lynch & Co. Inc. 5.4%  PFD CV           59018FDP4     2201     4000 SH       Sole                     4000
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F201     2698    38400 SH       Sole                    38400
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F300      914    13000 SH       Sole                    13000
AT&T Inc. common stock         COM              00206R102      968    40000 SH       Sole                    40000
Amerivon Holdings LLC common e COM              898873104        5   545456 SH       Sole                   545456
Merck & Company, Inc., common  COM              58933Y105      827    23651 SH       Sole                    23651
The Walt Disney Company common COM              254687106      945    30000 SH       Sole                    30000
Verizon Communications, Inc. c COM              92343V104      897    32000 SH       Sole                    32000
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